UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-4014

(Exact name of registrant as specified in charter):	Meridian Fund, Inc.

(Address of principal executive offices):	60 E. Sir Francis Drake Blvd
Ste. #306
Larkspur, CA. 94939

(Name and address of agent for service):	Gregg B. Keeling
60 E. Sir Francis Drake Blvd
Ste. #306
Larkspur, CA. 94939

Registrant’s telephone number:	(415) 461-8770

Date of fiscal year end:	June 30, 2009

Date of reporting period:	March 31, 2009

ITEM 1 — SCHEDULE OF INVESTMENTS

Meridian Equity Income Fund®
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares	Value

COMMON STOCKS - 92.6%

AEROSPACE/DEFENSE - 1.8%
Boeing Co.	8,800	$313,104

AIR FREIGHT & LOGISTICS - 2.1%
United Parcel Service, Inc. Class B	7,515	369,888

APPAREL ACCESSORIES & LUXURY GOODS - 2.3%
VF Corp.	7,000	399,770

APPLICATION SOFTWARE - 1.1%
Interactive Data Corp.	7,500	186,450

AUTO PARTS & EQUIPMENT - 1.0%
Johnson Controls, Inc.	14,800	177,600

BANKING-DIVERSIFIED BANKS - 1.1%
Bank of Hawaii Corp.	5,800	191,284

BANKING-INVESTMENT BANKING & BROKERAGE - 1.9%
Morgan Stanley	14,900	339,273

CHEMICALS-DIVERSIFIED - 0.9%
Dow Chemical Co. (The)	18,300	154,269

CHEMICALS-SPECIALTY - 1.6%
Valspar Corp.	14,400	287,568

COMMERCIAL PRINTING - 0.7%
R. R. Donnelley & Sons Co.	18,015	132,050

COMPUTER HARDWARE - 1.9%
Diebold, Inc.	15,275	326,121

CONSTRUCTION MATERIALS - 1.4%
Vulcan Materials Co.	5,700	252,453

CONSTRUCTION MATERIALS-STEEL - 1.7%
Timken Co.	21,100	294,556

CONSUMER PRODUCTS - 1.9%
Kimberly-Clark Corp.	7,150	329,687

DATA PROCESSING & OUTSOURCED SERVICES - 2.2%
Automatic Data Processing, Inc.	10,800	379,728

DEPARTMENT STORES - 2.3%
Nordstrom, Inc.	23,700	396,975

DISTILLERS & VINTNERS - 1.7%
Brown-Forman Corp. Class B	7,800	302,874

DISTRIBUTORS - 1.9%
Genuine Parts Co.	10,985	328,012

ELECTRICAL COMPONENTS & EQUIPMENT - 1.9%
Hubbell, Inc. Class B	12,500	337,000

ENERGY - 2.1%
Chevron Corp.	5,500	369,820

ENVIRONMENTAL FACILITIES & SERVICES - 2.0%
Waste Management, Inc.	13,690	350,464

FOOD DISTRIBUTORS - 2.1%
SYSCO Corp.	16,300	371,640

FOOD & MEATS-PACKAGED - 1.8%
Kraft Foods, Inc. Class A	14,200	316,518

FOOD RETAIL - 1.8%
SUPERVALU, Inc.	22,100	315,588

Meridian Equity Income Fund®
Schedule of Investments (continued)
March 31, 2009 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

HEALTH CARE TECHNOLOGY - 1.1%
Medtronic, Inc.	6,400	$188,608

HOME IMPROVEMENT RETAIL - 2.3%
Home Depot, Inc.	17,000	400,520

HOUSEHOLD APPLIANCES - 2.1%
Stanley Works (The)	12,450	362,544

HOUSEHOLD-HOME FURNISHINGS - 1.5%
Leggett & Platt, Inc.	20,725	269,218

INDUSTRIAL CONGLOMERATES - 2.3%
General Electric Co.	22,800	230,508
Pall Corp.	8,800	179,784

		410,292

INDUSTRIAL MACHINERY - 1.9%
Eaton Corp.	8,920	328,791

INSURANCE BROKERS - 1.9%
Willis Group Holdings, Ltd. (United Kingdom)	15,525	341,550

INSURANCE-PROPERTY & CASUALTY - 1.7%
Mercury General Corp.	9,845	292,397

LEISURE & AMUSEMENT - 1.2%
Harley-Davidson, Inc.	15,800	211,562

MACHINERY-CONSTRUCTION, FARM & HEAVY TRUCKS - 1.5%
Caterpillar, Inc.	9,200	257,232

MEDIA-BROADCASTING & CABLE TV - 0.5%
CBS Corp. Class B	23,600	90,624

OFFICE SERVICES & SUPPLIES - 1.5%
Avery Dennison Corp.	12,155	271,543

OIL & GAS-REFINING & MARKETING - 1.5%
Sunoco, Inc.	9,800	259,504

PAPER & PACKAGING - 1.9%
Sonoco Products Co.	16,300	341,974

PERSONAL PRODUCTS - 2.2%
Nu Skin Enterprises, Inc. Class A	36,400	381,836

PHARMACEUTICALS - 2.0%
Johnson & Johnson	6,735	354,261

RAILROADS - 1.6%
Norfolk Southern Corp.	8,300	280,125

REITS-STORAGE - 1.6%
Public Storage REIT	5,000	276,250

RESTAURANTS - 2.0%
McDonald’s Corp.	6,500	354,705

RETAIL - 4.7%
Family Dollar Stores, Inc.	15,600	520,572
Mattel, Inc.	26,700	307,851

		828,423

SEMICONDUCTORS - 2.3%
Intel Corp.	26,625	400,706

SOFT DRINKS - 2.4%
Coca-Cola Co. (The)	9,400	413,130

Meridian Equity Income Fund®
Schedule of Investments (continued)
March 31, 2009 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

SOFTWARE & SERVICES - 2.0%
Microsoft Corp.	18,800	$345,356

SPECIALIZED CONSUMER SERVICES - 1.8%
Hillenbrand, Inc.	19,800	316,998

TELECOMMUNICATION SERVICES- INTEGRATED - 2.1%
AT&T, Inc.	14,980	377,496

TOBACCO - 2.0%
Reynolds American, Inc.	9,605	344,243

UTILITIES-GAS - 1.8%
AGL Resources, Inc.	12,200	323,666

TOTAL INVESTMENTS - 92.6% (Cost $24,885,155)		16,246,246

CASH AND OTHER ASSETS, LESS LIABILITIES - 7.4%		1,305,655

NET ASSETS - 100.0%		$17,551,901

REIT - Real Estate Investment Trust

See accompanying notes to schedule of investments.

Meridian Growth Fund®
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares	Value

COMMON STOCKS - 92.0%

AEROSPACE/DEFENSE - 0.6%
BE Aerospace, Inc.*	650,200	$5,637,234

AIR FREIGHT & LOGISTICS - 1.0%
Expeditors International of Washington, Inc.	377,200	10,670,988

AUTOMOTIVE WHOLESALE SERVICES - 1.9%
Copart, Inc.*	668,700	19,833,642

BANKING - DIVERSIFIED BANKS - 0.5%
Bank of Hawaii Corp.	152,400	5,026,152

BROKERAGE & MONEY MANAGEMENT - 3.0%
Affiliated Managers Group, Inc.*	301,000	12,554,710
T. Rowe Price Group, Inc.	628,850	18,148,611

		30,703,321

BUSINESS SERVICES - 4.2%
Dun & Bradstreet Corp.	281,600	21,683,200
Global Payments, Inc.	640,500	21,399,105

		43,082,305

CASINOS & GAMING - 0.2%
International Game Technology	234,860	2,165,409

CELLULAR COMMUNICATIONS - 2.4%
American Tower Corp. Class A*	821,300	24,992,159

CHEMICALS-SPECIALTY - 2.1%
RPM International, Inc.	1,723,010	21,933,917

COMPUTER HARDWARE - 1.9%
Diebold, Inc.	928,325	19,819,739

CONSTRUCTION - 2.7%
Granite Construction, Inc.	738,885	27,693,410

CONSUMER SERVICES - 2.9%
Rollins, Inc.	1,717,780	29,459,927

DISTRIBUTORS - 2.3%
Watsco, Inc.	678,200	23,079,146

ENERGY - 3.7%
Continental Resources, Inc.*	302,900	6,424,509
Core Laboratories NV	132,800	9,715,648
FMC Technologies, Inc.*	674,080	21,145,890

		37,286,047

HEALTHCARE INFORMATION SERVICES - 2.3%
Cerner Corp.*	536,830	23,604,415

HEALTHCARE PRODUCTS - 7.7%
C. R. Bard, Inc.	323,975	25,827,287
DENTSPLY International, Inc.	997,500	26,782,875
Edwards Lifesciences Corp.*	423,985	25,706,211

		78,316,373

HEALTHCARE TECHNOLOGY - 1.0%
IDEXX Laboratories, Inc.*	281,700	9,741,186

INDUSTRIAL CONGLOMERATES - 6.9%
Airgas, Inc.	253,767	8,579,862
Cooper Industries, Ltd. Class A	803,400	20,775,924
Dionex Corp.*	498,700	23,563,575
Pall Corp.	836,900	17,097,867

		70,017,228

INDUSTRIAL SERVICES - 2.3%
Republic Services, Inc.	1,356,026	23,255,846

INSURANCE BROKERS - 5.5%
Brown & Brown, Inc.	1,619,650	30,627,581
Willis Group Holdings, Ltd. (United Kingdom)	1,166,530	25,663,660

		56,291,241

Meridian Growth Fund®
Schedule of Investments (continued)
March 31, 2009 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

REITS-DIVERSIFIED - 2.6%
Digital Realty Trust, Inc. REIT	790,200	$26,218,836

RESTAURANTS - 5.8%
Cracker Barrel Old Country Store, Inc.	1,069,588	30,633,000
Jack in the Box, Inc.*	1,244,600	28,986,734

		59,619,734

RETAIL - 10.6%
Bed Bath & Beyond, Inc.*	193,300	4,784,175
CarMax, Inc.*	833,800	10,372,472
Family Dollar Stores, Inc.	619,800	20,682,726
Mattel, Inc.	1,430,100	16,489,053
PetSmart, Inc.	1,252,500	26,252,400
Ross Stores, Inc.	815,600	29,263,728

		107,844,554

TECHNOLOGY - 6.7%
NetApp, Inc.*	758,100	11,250,204
Trimble Navigation, Ltd.*	567,300	8,668,344
VeriSign, Inc.*	1,332,100	25,136,727
Zebra Technologies Corp. Class A*	1,244,613	23,672,539

		68,727,814

TECH-SOFTWARE - 11.2%
Adobe Systems, Inc.*	1,209,500	25,871,205
Advent Software, Inc.*	868,438	28,927,670
Blackbaud, Inc.	1,064,500	12,358,845
MICROS Systems, Inc.*	1,131,400	21,213,750
Nuance Communications, Inc.*	1,010,600	10,975,116
Teradata Corp.*	934,200	15,152,724

		114,499,310

TOTAL COMMON STOCKS - 92.0% (Cost $1,110,930,077)		939,519,933

U.S. GOVERNMENT OBLIGATIONS - 6.4%
U.S. Treasury Bill @ .243%** due 05/28/09 (Face Value $20,000,000)		19,992,400
U.S. Treasury Bill @ .203%** due 05/21/09 (Face Value $35,000,000)		34,990,278
U.S. Treasury Bill @ .142%** due 06/11/09 (Face Value $10,000,000)		9,996,610

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $64,979,249)		64,979,288

TOTAL INVESTMENTS - 98.4% (Cost $1,175,909,993)		1,004,499,221

CASH AND OTHER ASSETS, LESS LIABILITIES - 1.6%		16,147,685

NET ASSETS - 100.0%		$1,020,646,906

REIT - Real Estate Investment Trust

*	Non-income producing securities

**	Annualized yield at date of purchase

See accompanying notes to schedule of investments.

Meridian Value Fund®
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares	Value

COMMON STOCKS - 92.3%

ASSET MANAGEMENT & CUSTODY BANKS - 1.7%
Franklin Resources, Inc.	238,100	$12,826,447

BANKING - 4.3%
Annaly Capital Management, Inc. REIT	496,100	6,880,907
JPMorgan Chase & Co.	469,800	12,487,284
Wells Fargo & Co.	943,800	13,439,712

		32,807,903

BROKERAGE AND MONEY MANAGEMENT - 1.0%
TD Ameritrade Holding Corp.*	567,400	7,835,794

BUILDING PRODUCTS - 0.5%
Simpson Manufacturing Co., Inc.	198,900	3,584,178

BUSINESS SERVICES - 1.7%
Broadridge Financial Solutions, Inc.	685,400	12,755,294

COMPUTER HARDWARE - 1.0%
Diebold, Inc.	348,300	7,436,205

CONSUMER PRODUCTS - 5.7%
Black & Decker Corp. (The)	263,300	8,309,748
Briggs & Stratton Corp.	569,400	9,395,100
Electronic Arts, Inc.*	766,500	13,942,635
Kimberly-Clark Corp.	251,700	11,605,887

		43,253,370

ENERGY - 5.2%
Apache Corp.	119,900	7,684,391
Chevron Corp.	233,800	15,720,712
Exterran Holdings, Inc.*	242,950	3,892,059
Transocean, Ltd.*	204,702	12,044,666

		39,341,828

ENGINEERING & CONSTRUCTION - 2.0%
KBR, Inc.	1,105,700	15,269,717

ENVIRONMENTAL FACILITIES & SERVICES - 2.0%
Waste Management, Inc.	594,300	15,214,080

FOOD & MEATS-PACKAGED - 0.7%
Kraft Foods, Inc. Class A	235,300	5,244,837

HEALTHCARE PRODUCTS - 9.1%
Abbott Laboratories	223,800	10,675,260
Baxter International, Inc.	199,300	10,208,146
Beckman Coulter, Inc.	165,600	8,447,256
Boston Scientific Corp.*	1,225,300	9,741,135
Cephalon, Inc.*	217,200	14,791,320
Covidien, Ltd.	454,000	15,090,960

		68,954,077

INDUSTRIAL PRODUCTS - 6.5%
Cummins, Inc.	156,900	3,993,105
Franklin Electric Co., Inc.	682,800	15,110,364
Schnitzer Steel Industries, Inc. Class A	197,400	6,196,386
Sealed Air Corp.	1,746,600	24,103,080

		49,402,935

INFORMATION TECHNOLOGY SERVICES - 2.6%
CACI International, Inc. Class A*	540,800	19,733,792

INSURANCE - 1.6%
Travelers Cos., Inc. (The)	300,100	12,196,064

INSURANCE BROKERS - 3.3%
Willis Group Holdings, Ltd. (United Kingdom)	1,130,500	24,871,000

LEISURE & AMUSEMENT - 1.9%
Carnival Corp.	176,200	3,805,920
Harley-Davidson, Inc.	203,400	2,723,526
Polaris Industries, Inc.	366,200	7,851,328

		14,380,774

MEDIA - 2.0%
Marvel Entertainment, Inc.*	587,400	15,595,470

Meridian Value Fund®
Schedule of Investments (continued)
March 31, 2009 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

METALS - 2.3%
Gold Fields, Ltd. ADR	1,529,500	$17,344,530

PIPELINES - 2.7%
Kinder Morgan Management, LLC*	497,316	20,270,614

RAILROADS - 1.5%
Union Pacific Corp.	278,000	11,428,580

RESTAURANTS - 1.0%
Burger King Holdings, Inc.	328,300	7,534,485

RETAIL - 10.5%
Best Buy Co., Inc.	415,700	15,779,972
Carter’s Inc.*	1,188,600	22,357,566
Costco Wholesale Corp.	343,900	15,929,448
Kohl’s Corp.*	264,500	11,193,640
Mattel, Inc.	1,253,500	14,452,855

		79,713,481

SEMICONDUCTORS - 4.6%
Intel Corp.	994,600	14,968,730
NVIDIA Corp.*	1,363,300	13,442,138
Power Integrations, Inc.	392,300	6,747,560

		35,158,428

TECHNOLOGY - 8.1%
Akamai Technologies, Inc.*	203,500	3,947,900
Cisco Systems, Inc.*	942,500	15,805,725
Intermec, Inc.*	863,300	8,978,320
VeriSign, Inc.*	939,500	17,728,365
Zebra Technologies Corp. Class A*	783,600	14,904,072

		61,364,382

TECH-SOFTWARE - 2.5%
Adobe Systems, Inc.*	894,500	19,133,355

TELECOMMUNICATIONS SERVICES - 2.5%
Verizon Communications, Inc.	626,000	18,905,200

TRUCKING - 1.9%
Con-way, Inc.	441,800	7,921,474
Heartland Express, Inc.	463,500	6,864,435

		14,785,909

UTILITIES - 1.9%
Hawaiian Electric Industries, Inc.	1,084,675	14,903,434

TOTAL COMMON STOCKS - 92.3% (Cost $835,669,103)		701,246,163

U.S. GOVERNMENT OBLIGATIONS - 5.3%
U.S. Treasury Bill @ .203%** due 05/21/09 (Face Value $20,000,000)		19,994,444
U.S. Treasury Bill @ .243%** due 05/28/09 (Face Value $20,000,000)		19,992,919

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $39,987,363)		39,987,363

TOTAL INVESTMENTS - 97.6% (Cost $875,656,466)		741,233,526

CASH AND OTHER ASSETS, LESS LIABILITIES - 2.4%		18,235,558

NET ASSETS - 100.0%		$759,469,084

ADR - American Depository Receipt
REIT - Real Estate Investment Trust

*	Non-income producing securities

**	Annualized yield at date of purchase

See accompanying notes to schedule of investments.

Meridian Fund, Inc.
Notes to Schedules of Investments
March 31, 2009 (Unaudited)

1.	Investment Valuation: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by Aster Investment Management Company, Inc. under the guidelines established by, and under the general supervision and responsibility of, the Funds’ Board of Directors. Short-term debt securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are valued at amortized cost which approximates fair market value.

2.	Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS No. 157”): FAS No. 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS No. 157 are described below:

Level 1 - quoted prices in active markets for identical securities;

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

Level 3 - significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund’s investments as of March 31, 2009 is as follows:

	Meridian	Meridian	Meridian
Valuation Inputs	Equity Income	Growth	Value

Level 1 - Quoted Prices	$16,246,246	$939,519,933	$701,246,163
Level 2 - Other Significant Observable Inputs	—	64,979,288	39,987,363
Level 3 - Significant Unobservable Inputs	—	—	—

Total Market Value of Investments	$16,246,246	$1,004,499,221	$741,233,526

3.	Federal Income Tax Information: The aggregate cost of investments, unrealized appreciation and depreciation which are book figures that approximate federal income tax basis, were as follows:

		Aggregate	Aggregate
		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Aggregate Cost	Appreciation	Depreciation	Depreciation

Equity Income Fund	$24,885,155	$365,389	$(9,004,298)	$(8,638,909)
Growth Fund	1,175,909,993	62,973,439	(234,384,211)	(171,410,772)
Value Fund	875,656,466	30,154,622	(164,577,562)	(134,422,940)

ITEM 2 — CONTROLS AND PROCEDURES
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b)	There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3 — EXHIBITS
(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).
Filed herewith

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meridian Fund, Inc.

By:	/s/ Richard F. Aster Richard F. Aster
President & CEO

Date: May 20, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gregg B. Keeling Gregg B. Keeling
CFO & Treasurer

Date: May 20, 2009

By:	/s/ Richard F. Aster Richard F. Aster
President & CEO

Date: May 20, 2009